Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Revenue
Wireless applications	$ 2,004,316	$ 1,757,193	$ 4,429,082	$ 3,904,321	$ 8,196,761	$ 7,784,604
Licensing and royalties	135,004		268,585	750,000	916,438
Media placement	1,627,500	$ 60,000	2,916,589	70,000	758,359
Total Revenue	3,766,820	1,817,193	7,614,256	4,724,321	9,871,558	$ 7,784,604
Cost of Revenue	1,580,134	862,407	3,400,028	1,824,569
Gross Profit	2,186,686	954,786	4,214,228	2,899,752
Operating Expenses
Royalties and application costs					3,589,879	3,328,232
General and administrative (including stock based compensation)	1,155,334	1,565,662	2,525,872	4,062,300	5,041,519	3,898,121
Sales and marketing (including stock based compensation)	912,128	238,085	1,612,492	465,645
Depreciation and amortization	68,081	57,380	133,278	113,068	729,455	662,721
Research and development	9,418	11,632	19,734	35,725	58,829	65,975
Compensation expense (including stock based compensation)					4,212,932	3,808,258
Total operating expenses	2,144,961	1,872,759	4,291,376	4,676,738	13,632,614	11,763,307
Income (loss) from operations	41,725	$ (917,973)	(77,148)	$ (1,776,986)	(3,761,056)	(3,978,703)
Other Income (Expenses)
Interest income	54,189		54,189
Interest expense	(434,425)	$ (191,103)	(851,803)	$ (383,823)	(749,458)	(1,270,863)
Net loss before income taxes	$ (338,511)	$ (1,109,076)	$ (874,762)	$ (2,160,809)	$ (4,510,514)	$ (5,249,566)
Income taxes
Provision for income taxes
Net loss	$ (338,511)	$ (1,109,076)	$ (874,762)	$ (2,160,809)	$ (4,510,514)	$ (5,249,566)
Basic and diluted loss per share	$ 0.00	$ 0.00	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.04)
Weighted average shares outstanding	153,662,610	142,706,095	153,460,481	141,787,307	143,749,668	133,878,896
Stock based compensation expense
General and administrative	$ 126,851	$ 266,684	$ 299,580	$ 1,108,390
Sales and marketing	23,115		31,200
Total	$ 149,966	$ 266,684	$ 330,780		$ 2,094,970	$ 2,242,606